Operating Results (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 15,508.1		$ 14,963.3		$ 14,563.6
Pretax Profit (Loss)	1,487.0		1,565.2		1,556.9
Underwriting Operations Segment
Segment Reporting Information [Line Items]
Revenues	14,902.8		14,314.8		14,012.8
Pretax Profit (Loss)	1,047.3		1,083.5		1,175.6
Underwriting Operations Segment | Personal Lines
Segment Reporting Information [Line Items]
Revenues	13,431.1	[1]	12,826.9	[1]	12,365.9	[1]
Pretax Profit (Loss)	919.3	[1]	892.1	[1]	937.1	[1]
Underwriting Operations Segment | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	7,627.4		7,419.7		7,414.8
Pretax Profit (Loss)	564.9		601.0		579.2
Underwriting Operations Segment | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	5,803.7		5,407.2		4,951.1
Pretax Profit (Loss)	354.4		291.1		357.9
Underwriting Operations Segment | Commercial Auto
Segment Reporting Information [Line Items]
Revenues	1,467.1		1,474.2		1,623.3
Pretax Profit (Loss)	133.5		185.0		229.8
Underwriting Operations Segment | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	4.6		13.7		23.6
Pretax Profit (Loss)	(5.5)		6.4		8.7
Service Businesses
Segment Reporting Information [Line Items]
Revenues	22.8		25.9		16.7
Pretax Profit (Loss)	3.4		4.5		(2.7)
Investments
Segment Reporting Information [Line Items]
Revenues	582.6	[2]	616.2	[2]	534.1	[2]
Pretax Profit (Loss)	569.1	[2]	604.3	[2]	523.0	[2]
Net gain (loss) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(0.1)		6.4		0
Pretax Profit (Loss)	(0.1)		6.4		0
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (132.7)		$ (133.5)		$ (139.0)

[1]	Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2011, and 90% in both 2010 and 2009; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.